Subsequent events (Details) - Investment in Shares - CleanJoule, Inc.	Mar. 15, 2024 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Investment | $	$ 1,367
Purchasing shares of common stock | shares	109,386